11. Short Term Debt - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Short Term Debt - Related Parties

As part of the Merger, the Company acquired certain liabilities from A Squared. From time to time, A Squared required short-term advances to fund its operations and provide working capital from its founder, the Company’s current Chief Executive Officer, Andrew Heyward. As of September 30, 2015, these advances totaled $411,521, compared to $411,008 as of December 31, 2014.

These advances are interest free and have no stated maturity. The Company has applied an imputed interest rate of 6% in accordance with ASC 835-30-45. During nine months ended September 30, 2015 and 2014, the Company recognized imputed interest expense of $18,544 and $19,611 as a contribution to additional paid-in capital, respectively.

As part of the Merger, the Company acquired certain liabilities from A Squared. From time to time, A Squared required short-term advances to fund its operations and provide working capital from its founder, the Company’s current Chief Executive Officer, Andrew Heyward. As of December 31, 2014, these advances totaled $411,008, compared to $516,659 as of December 31, 2013. During the year ended December 31, 2014, the Company repaid a portion of the advances to its Chief Executive Officer, Andrew Heyward, in the amount of $105,651.

These advances are interest free and have no stated maturity. The Company has applied an imputed interest rate of 6% in accordance with ASC 835-30-45. During years ended December 31, 2014 and 2013, the Company recognized imputed interest expense of $25,842 and $0 as a contribution to additional paid-in capital, respectively.